High Yield ETF

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 52.6%
	AEROSPACE/DEFENSE — 0.4%
$250,000	TransDigm UK Holdings PLC 6.875%, 5/15/2026«	$263,906
164,000	Triumph Group, Inc. 6.250%, 9/15/2024«,¤	167,026
		430,932
	AIRLINES — 1.1%
655,000	American Airlines, Inc. 11.750%, 7/15/2025¤	810,562
514,000	United Airlines Holdings, Inc. 4.875%, 1/15/2025	524,540
		1,335,102
	AUTO MANUFACTURERS — 2.4%
664,000	Ford Motor Co. 4.750%, 1/15/2043	669,744
684,000	JB Poindexter & Co., Inc. 7.125%, 4/15/2026«,¤	724,185
175,000	Navistar International Corp. 6.625%, 11/1/2025«,¤	181,786
956,000	PM General Purchaser LLC 9.500%, 10/1/2028«,¤	1,021,725
175,000	Wabash National Corp. 5.500%, 10/1/2025«,¤	179,575
		2,777,015
	AUTO PARTS & EQUIPMENT — 1.7%
400,000	Adient Global Holdings Ltd. 4.875%, 8/15/2026«,¤	411,000
778,000	American Axle & Manufacturing, Inc. 6.250%, 4/1/2025«	802,313
149,000	Goodyear Tire & Rubber Co. 4.875%, 3/15/2027«	153,563
55,000	Meritor, Inc. 6.250%, 2/15/2024«	56,111
600,000	Tenneco, Inc. 5.000%, 7/15/2026«	566,625
		1,989,612
	BANKS — 0.3%
300,000	Freedom Mortgage Corp. 7.625%, 5/1/2026«,¤	315,180

	BUILDING MATERIALS — 0.4%
411,000	Patrick Industries, Inc. 7.500%, 10/15/2027«,¤	449,531

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	CHEMICALS — 2.8%
$514,000	Cornerstone Chemical Co. 6.750%, 8/15/2024«,¤	$486,319
1,105,000	CVR Partners LP / CVR Nitrogen Finance Corp. 9.250%, 6/15/2023«,¤	1,116,050
579,000	Olin Corp. 5.625%, 8/1/2029«	625,222
414,000	TPC Group, Inc. 10.500%, 8/1/2024«,¤	374,877
701,000	Venator Finance Sarl / Venator Materials LLC 5.750%, 7/15/2025«,¤	681,722
		3,284,190
	COAL — 1.3%
616,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 7.500%, 5/1/2025«,¤	574,950
569,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. 7.500%, 6/15/2025«,¤	592,116
348,000	Warrior Met Coal, Inc. 8.000%, 11/1/2024«,¤	356,971
		1,524,037
	COMMERCIAL SERVICES — 3.9%
234,000	Harsco Corp. 5.750%, 7/31/2027«,¤	239,996
	Hertz Corp.
172,000	6.250%, 10/15/2022«,†	171,247
172,000	5.500%, 10/15/2024«,†,¤	171,033
316,000	Korn Ferry 4.625%, 12/15/2027«,¤	323,110
780,000	MPH Acquisition Holdings LLC 5.750%, 11/1/2028«,¤	765,843
1,977,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	1,960,166
689,000	Sabre GLBL, Inc. 7.375%, 9/1/2025«,¤	751,871
234,000	Sotheby's 7.375%, 10/15/2027«,¤	253,434
		4,636,700
	COMPUTERS — 1.5%
214,000	Diebold Nixdorf, Inc. 9.375%, 7/15/2025«,¤	238,744
214,000	NCR Corp. 5.250%, 10/1/2030«,¤	217,103

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	COMPUTERS - (Continued)
$1,274,600	Vericast Corp. 8.375%, 8/15/2022«,¤	$1,295,312
		1,751,159
	COSMETICS/PERSONAL CARE — 0.4%
500,000	Coty, Inc. 6.500%, 4/15/2026«,¤	504,635

	DISTRIBUTION/WHOLESALE — 0.8%
164,000	Core & Main Holdings LP 8.625%, 9/15/2024«,¤	166,955
292,000	Performance Food Group, Inc. 5.500%, 6/1/2024«,¤	293,642
150,000	Resideo Funding, Inc. 6.125%, 11/1/2026«,¤	158,387
364,000	Wolverine Escrow LLC 9.000%, 11/15/2026«,¤	364,337
		983,321
	DIVERSIFIED FINANCIAL SERVICES — 2.2%
1,032,000	Curo Group Holdings Corp. 8.250%, 9/1/2025«,¤	1,036,221
534,000	Enova International, Inc. 8.500%, 9/1/2024«,¤	549,296
395,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc. 6.375%, 12/15/2022«,¤	402,234
1,271,000	Voyager Aviation Holdings LLC / Voyager Finance Co. 9.000%, 8/15/2021«,¤	657,743
		2,645,494
	ELECTRIC — 1.1%
616,000	Calpine Corp. 4.500%, 2/15/2028«,¤	622,098
224,084	NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/2025¤	239,210
535,000	Talen Energy Supply LLC 6.500%, 6/1/2025«	430,675
		1,291,983
	ELECTRONICS — 0.6%
701,000	ADT Security Corp. 4.875%, 7/15/2032¤	713,268

	ENGINEERING & CONSTRUCTION — 0.9%
504,000	PowerTeam Services LLC 9.033%, 12/4/2025«,¤	560,851

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	ENGINEERING & CONSTRUCTION - (Continued)
$472,000	Tutor Perini Corp. 6.875%, 5/1/2025«,¤	$488,662
		1,049,513
	ENTERTAINMENT — 0.6%
172,000	Jacobs Entertainment, Inc. 7.875%, 2/1/2024«,¤	179,507
164,000	Scientific Games International, Inc. 8.250%, 3/15/2026«,¤	176,170
316,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.875%, 11/1/2027«,¤	316,790
		672,467
	FOOD — 0.4%
86,000	Ingles Markets, Inc. 5.750%, 6/15/2023«	86,913
431,000	Pilgrim's Pride Corp. 5.750%, 3/15/2025«,¤	440,417
		527,330
	FOREST PRODUCTS & PAPER — 0.2%
175,000	Schweitzer-Mauduit International, Inc. 6.875%, 10/1/2026«,¤	186,123

	HEALTHCARE-SERVICES — 0.6%
214,000	CHS/Community Health Systems, Inc. 8.000%, 12/15/2027«,¤	234,980
175,000	Magellan Health, Inc. 4.900%, 9/22/2024«,α	188,234
214,000	MEDNAX, Inc. 6.250%, 1/15/2027«,¤	229,102
		652,316
	HOME BUILDERS — 1.7%
116,000	Beazer Homes USA, Inc. 7.250%, 10/15/2029«	126,730
172,000	LGI Homes, Inc. 6.875%, 7/15/2026«,¤	179,955
316,000	M/I Homes, Inc. 4.950%, 2/1/2028«	327,850
649,000	MDC Holdings, Inc. 6.000%, 1/15/2043«	820,336
500,000	New Home Co., Inc. 7.250%, 10/15/2025«,¤	518,855
		1,973,726

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	INSURANCE — 0.5%
$610,000	Genworth Holdings, Inc. 6.500%, 6/15/2034	$601,231

	INTERNET — 0.9%
559,000	Netflix, Inc. 4.875%, 6/15/2030«,¤	644,410
383,000	Photo Holdings Merger Sub, Inc. 8.500%, 10/1/2026«,¤	415,735
		1,060,145
	INVESTMENT COMPANIES — 0.6%
634,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.250%, 5/15/2027«	656,190

	IRON/STEEL — 1.3%
749,000	Allegheny Technologies, Inc. 7.875%, 8/15/2023«	814,391
301,000	Cleveland-Cliffs, Inc. 6.250%, 10/1/2040	288,748
464,000	United States Steel Corp. 6.250%, 3/15/2026«	471,830
		1,574,969
	LEISURE TIME — 1.1%
363,964	Carlson Travel, Inc. 6.750%, 12/15/2025«,¤	334,847
464,000	NCL Corp. Ltd. 3.625%, 12/15/2024«,¤	438,770
564,000	Royal Caribbean Cruises Ltd. 3.700%, 3/15/2028«	520,885
		1,294,502
	LODGING — 0.8%
234,000	Arrow Bidco LLC 9.500%, 3/15/2024«,¤	232,513
703,000	Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 9/15/2026«	735,405
		967,918
	MACHINERY-CONSTRUCTION & MINING — 0.3%
354,000	Terex Corp. 5.625%, 2/1/2025«,¤	363,958

	MEDIA — 3.2%
316,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.750%, 3/1/2030«,¤	327,850
314,000	Clear Channel Worldwide Holdings, Inc. 9.250%, 2/15/2024«	327,243

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	MEDIA - (Continued)
$792,000	Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, 8/15/2027«,¤	$416,790
264,000	Dish Network Corp. 3.375%, 8/15/2026*	254,443
234,000	Houghton Mifflin Harcourt Publishers, Inc. 9.000%, 2/15/2025«,¤	250,965
329,764	iHeartCommunications, Inc. 8.375%, 5/1/2027«	354,496
234,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 5/15/2024«,¤	231,343
463,000	Meredith Corp. 6.875%, 2/1/2026«	475,443
264,000	Sinclair Television Group, Inc. 5.125%, 2/15/2027«,¤	258,225
621,000	TEGNA, Inc. 5.000%, 9/15/2029«	645,033
173,000	Univision Communications, Inc. 5.125%, 2/15/2025«,¤	175,055
		3,716,886
	METAL FABRICATE/HARDWARE — 0.6%
734,000	Park-Ohio Industries, Inc. 6.625%, 4/15/2027«	743,175

	MINING — 1.5%
400,000	Alcoa Nederland Holding B.V. 6.125%, 5/15/2028«,¤	436,430
175,000	Freeport-McMoRan, Inc. 5.000%, 9/1/2027«	186,134
188,000	Joseph T Ryerson & Son, Inc. 8.500%, 8/1/2028«,¤	210,912
854,000	JW Aluminum Continuous Cast Co. 10.250%, 6/1/2026«,¤	906,145
		1,739,621
	MISCELLANEOUS MANUFACTURING — 2.3%
91,493	Anagram International, Inc. / Anagram Holdings LLC 10.000%, 8/15/2026«,¤	90,121
690,000	FXI Holdings, Inc. 7.875%, 11/1/2024«,¤	712,425
1,164,000	LSB Industries, Inc. 9.625%, 5/1/2023«,¤	1,197,587
3,065,000	Techniplas LLC 10.000%, 5/1/2020«,†,¤	689,625
		2,689,758

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	OIL & GAS — 0.8%
$1,902,000	Mesquite Energy, Inc. 7.250%, 2/15/2023«,†,¤	$12,363
948,000	Par Petroleum LLC / Par Petroleum Finance Corp. 7.750%, 12/15/2025«,¤	963,405
		975,768
	OIL & GAS SERVICES — 0.3%
1,978,000	Basic Energy Services, Inc. 10.750%, 10/15/2023«,¤	405,490

	PACKAGING & CONTAINERS — 0.7%
164,000	Graham Packaging Co., Inc. 7.125%, 8/15/2028«,¤	174,762
164,000	LABL Escrow Issuer LLC 10.500%, 7/15/2027«,¤	182,938
464,000	Mauser Packaging Solutions Holding Co. 7.250%, 4/15/2025«,¤	464,580
		822,280
	PHARMACEUTICALS — 2.0%
459,000	Bausch Health Cos., Inc. 6.250%, 2/15/2029«,¤	487,775
500,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.000%, 6/30/2028«,¤	405,500
1,374,000	HLF Financing Sarl LLC / Herbalife International, Inc. 7.250%, 8/15/2026«,¤	1,441,415
		2,334,690
	PIPELINES — 0.6%
234,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750%, 3/1/2027«,¤	234,490
472,000	NGL Energy Partners LP / NGL Energy Finance Corp. 7.500%, 11/1/2023«	456,365
		690,855
	REAL ESTATE — 1.1%
728,000	Hunt Cos., Inc. 6.250%, 2/15/2026«,¤	751,587
404,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024«	407,955
164,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 9.375%, 4/1/2027«,¤	181,935
		1,341,477
	REITS — 3.1%
516,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.750%, 5/15/2026«,¤	531,802

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	REITS - (Continued)
$583,000	CoreCivic, Inc. 4.750%, 10/15/2027«	$521,056
428,000	GEO Group, Inc. 6.000%, 4/15/2026«	308,160
690,000	Granite Point Mortgage Trust I 6.375%, 10/1/2023*	665,850
316,000	Iron Mountain, Inc. 5.250%, 3/15/2028«,¤	328,838
292,000	RHP Hotel Properties LP / RHP Finance Corp. 5.000%, 4/15/2023«	292,905
	Service Properties Trust
214,000	4.350%, 10/1/2024«	213,013
614,000	4.950%, 2/15/2027«	608,627
213,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.000%, 4/15/2023«,¤	216,861
		3,687,112
	RETAIL — 1.8%
472,000	GameStop Corp. 10.000%, 3/15/2023«,¤	494,125
551,000	Michaels Stores, Inc. 8.000%, 7/15/2027«,¤	609,786
164,823	Party City Holdings, Inc. 5.210% (6-Month US LIBOR+500 basis points), 7/15/2025«,@,¤	152,049
879,000	Staples, Inc. 10.750%, 4/15/2027«,¤	869,112
		2,125,072
	SOFTWARE — 1.6%
665,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024«	694,925
214,000	J2 Global, Inc. 1.750%, 11/1/2026*,¤	251,851
865,000	Veritas US, Inc. / Veritas Bermuda Ltd. 7.500%, 9/1/2025«,¤	900,682
		1,847,458
	TELECOMMUNICATIONS — 1.4%
301,000	CommScope, Inc. 8.250%, 3/1/2027«,¤	322,448
579,000	Embarq Corp. 7.995%, 6/1/2036	667,315
399,000	Plantronics, Inc. 5.500%, 5/31/2023«,¤	401,438

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	TELECOMMUNICATIONS - (Continued)
$264,000	Viasat, Inc. 6.500%, 7/15/2028«,¤	$278,415
		1,669,616
	TOYS/GAMES/HOBBIES — 0.2%
164,000	Mattel, Inc. 6.200%, 10/1/2040	192,700

	TRUCKING & LEASING — 0.6%
733,000	Fortress Transportation & Infrastructure Investors LLC 6.750%, 3/15/2022«,¤	734,374

	CORPORATE BONDS
	(Cost $66,960,569)	61,928,879

	TERM LOANS — 18.3%
	ADVERTISING — 0.9%
1,000,000	Advantage Sales & Marketing, Inc. 5.360% (1-Month US LIBOR+525 basis points), 10/28/2027«,@	1,000,090

	AUTO PARTS & EQUIPMENT — 1.5%
740,610	First Brands Group LLC 7.610% (1-Month US LIBOR+750 basis points), 2/2/2024«,@	756,037
994,898	GC EOS Buyer, Inc. 4.690% (3-Month US LIBOR+450 basis points), 8/1/2025«,@	984,576
		1,740,613
	BEVERAGES — 0.6%
750,000	Blue Ribbon LLC 4.190% (3-Month US LIBOR+400 basis points), 11/15/2021«,@	735,938

	COMMERCIAL SERVICES — 1.8%
987,500	AQ Carver Buyer, Inc. 5.110% (1-Month US LIBOR+500 basis points), 9/23/2025«,@	985,031
719,344	MRO Holdings, Inc. 5.190% (3-Month US LIBOR+500 basis points), 6/4/2026@	696,267
500,000	National Intergovernmental Purchasing Alliance Co. 7.690% (3-Month US LIBOR+750 basis points), 5/22/2026«,@	480,000
		2,161,298
	DIVERSIFIED FINANCIAL SERVICES — 3.3%
994,962	Advisor Group Holdings, Inc. 4.610% (1-Month US LIBOR+450 basis points), 7/31/2026«,@	995,898
1,000,000	Edelman Financial Center LLC 6.940% (3-Month US LIBOR+675 basis points), 7/20/2026«,@	1,002,500
1,901,796	PGX Holdings, Inc. 5.440% (3-Month US LIBOR+525 basis points), 9/29/2023«,@	1,820,171
		3,818,569

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2021 (Unaudited)

Principal Amount		Value
	TERM LOANS - (Continued)
	FOOD SERVICE — 0.8%
$986,996	TKC Holdings, Inc. 3.940% (3-Month US LIBOR+375 basis points), 2/1/2023«,@	$966,107

	HEALTHCARE-SERVICES — 3.2%
732,120	Air Methods Corp. 3.690% (3-Month US LIBOR+350 basis points), 4/22/2024@	710,388
1,000,000	MED ParentCo LP 8.360% (1-Month US LIBOR+825 basis points), 8/30/2027«,@	997,815
1,069,939	Sound Inpatient Physicians Holdings LLC 6.940% (3-Month US LIBOR+675 basis points), 6/26/2026«,@	1,074,400
1,000,000	Upstream Newco, Inc. 8.610% (1-Month US LIBOR+850 basis points), 11/20/2027«,@	975,000
		3,757,603
	INVESTMENT COMPANIES — 0.8%
976,667	Cardinal Parent, Inc. 7.860% (1-Month US LIBOR+775 basis points), 11/13/2028@	942,483

	MISCELLANEOUS MANUFACTURING — 0.4%
489,994	Rohm Holding GmbH 5.110% (1-Month US LIBOR+500 basis points), 7/31/2026«,@	489,840

	OIL & GAS — 1.7%
895,623	CITGO Petroleum Corp. 6.440% (3-Month US LIBOR+625 basis points), 3/28/2024«,@	898,605
1,250,000	Gulf Finance LLC 5.440% (3-Month US LIBOR+525 basis points), 8/25/2023«,@	1,040,400
		1,939,005
	RETAIL — 0.8%
1,000,000	JP Intermediate B LLC 5.690% (3-Month US LIBOR+550 basis points), 11/15/2025«,@	958,750

	SOFTWARE — 1.7%
1,000,000	QuickBase, Inc. 8.110% (1-Month US LIBOR+800 basis points), 4/2/2027@	991,250
1,000,000	TIBCO Software, Inc. 7.860% (1-Month US LIBOR+775 basis points), 3/3/2028«,@	1,013,190
		2,004,440
	TRANSPORTATION — 0.8%
995,950	Odyssey Logistics & Technology Corp. 4.190% (3-Month US LIBOR+400 basis points), 10/12/2024«,@	982,006
	TOTAL TERM LOANS
	(Cost $20,629,283)	21,496,742

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2021 (Unaudited)

Principal Amount		Value
	FOREIGN BONDS — 10.5%
	AGRICULTURE — 1.4%
$1,598,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. 8.500%, 12/15/2022 (Canada)«,¤	$1,647,937

	AIRLINES — 0.3%
292,000	Air Canada 7.750%, 4/15/2021 (Canada)¤	292,569
172,000	Virgin Australia Holdings Pty Ltd. 7.875%, 10/15/2021 (Australia)¤	15,911
		308,480
	AUTO MANUFACTURERS — 0.6%
764,000	Mclaren Finance PLC 5.750%, 8/1/2022 (United Kingdom)«,¤	750,630

	CHEMICALS — 0.2%
234,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.750%, 4/30/2026 (Australia)«,¤	240,187

	COMMERCIAL SERVICES — 0.7%
774,000	Cimpress PLC 7.000%, 6/15/2026 (Netherlands)«,¤	819,867

	DIVERSIFIED FINANCIAL SERVICES — 0.5%
656,350	Global Aircraft Leasing Co., Ltd. 6.500%, 9/15/2024 (Cayman Islands)«,¤	630,260

	ELECTRIC — 0.3%
316,000	TransAlta Corp. 6.500%, 3/15/2040 (Canada)	355,895

	FOOD — 2.0%
300,000	FAGE International S.A. / FAGE USA Dairy Industry, Inc. 5.625%, 8/15/2026 (Luxembourg)«,¤	310,125
1,850,000	JBS USA LUX S.A. / JBS USA Finance, Inc. 6.750%, 2/15/2028 (Brazil)«,¤	2,037,867
		2,347,992
	FOREST PRODUCTS & PAPER — 0.6%
640,000	Mercer International, Inc. 5.500%, 1/15/2026 (Canada)«	657,200

	GAS — 0.3%
348,000	Rockpoint Gas Storage Canada Ltd. 7.000%, 3/31/2023 (Canada)«,¤	351,263

	IRON/STEEL — 0.4%
234,000	Infrabuild Australia Pty Ltd. 12.000%, 10/1/2024 (Australia)«,¤	235,170
249,000	Mineral Resources Ltd. 8.125%, 5/1/2027 (Australia)«,¤	275,894
		511,064

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2021 (Unaudited)

Principal Amount		Value
	FOREIGN BONDS - (Continued)
	MINING — 0.2%
$234,000	Mountain Province Diamonds, Inc. 8.000%, 12/15/2022 (Canada)«,¤	$215,792

	OIL & GAS — 1.0%
1,249,000	Frontera Energy Corp. 9.700%, 6/25/2023 (Colombia)«,¤	1,244,629

	OIL & GAS SERVICES — 1.4%
240,116	Calfrac Holdings LP 10.875%, 3/15/2026 (Canada)«,¤	181,288
1,509,000	Welltec A/S 9.500%, 12/1/2022 (Denmark)«,¤	1,493,910
		1,675,198
	PACKAGING & CONTAINERS — 0.3%
316,000	Cascades, Inc./Cascades USA, Inc. 5.375%, 1/15/2028 (Canada)«,¤	332,393

	TELECOMMUNICATIONS — 0.3%
300,000	C&W Senior Financing DAC 6.875%, 9/15/2027 (Ireland)«,¤	320,438

	TOTAL FOREIGN BONDS
	(Cost $12,327,955)	12,409,225

Number of Shares
	CLOSED-END FUNDS — 5.8%
	FIXED INCOME — 5.8%
67,463	AllianceBernstein Global High Income Fund, Inc.	799,437
27,018	Ares Dynamic Credit Allocation Fund	406,081
140,000	BlackRock Corporate High Yield Fund, Inc.	1,643,600
85,657	PGIM Global High Yield Fund	1,278,002
81,390	PGIM High Yield Bond Fund, Inc.	1,274,567
56,194	Voya Prime Rate Trust	260,740
241,565	Western Asset High Income Opportunity Fund, Inc.	1,227,150
	TOTAL CLOSED-END FUNDS
	(Cost $6,280,664)	6,889,577
	EXCHANGE-TRADED FUNDS — 0.4%
20,422	Global X Nasdaq 100 Covered Call ETF	460,925
	Total Exchange-Traded Funds
	(Cost $435,552)	460,925
	COMMON STOCKS — 1.2%
	OIL & GAS SERVICES — 0.1%
38,773	Calfrac Well Services Ltd.*	120,197

High Yield ETF

SCHEDULE OF INVESTMENTS - Concluded

March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - (Continued)
	OIL & GAS SERVICES - (Continued)
24,686	Hi-Crush Holdings, Inc.*	$0
		120,197
	REITS — 1.1%
143,472	Annaly Capital Management, Inc. - REIT	1,233,859
	RETAIL — 0.0%
19,290	Party City Holdings, Inc.*	22,183
	TOTAL COMMON STOCKS
	(Cost $1,101,406)	1,376,239
	SHORT-TERM INVESTMENTS — 12.2%
14,330,221	JPMorgan U.S. Government Money Market Fund - Class L, 0.02%#	14,330,221
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,330,221)	14,330,221

	TOTAL INVESTMENTS — 101.0%
	(Cost $122,065,650)	118,891,808

	Liabilities in Excess of Other Assets — (1.0)%	(1,231,711)
	TOTAL NET ASSETS — 100.0%	$117,660,097

*	Non-income producing security.
«	Callable.
¤	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $53,447,316, which represents approximately 45.4% of net assets as of March 31, 2021.
†	Security is in default.
α	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2021.
@	Float rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
#	The rate is the annualized seven-day yield at period end.

The 1-Month US LIBOR rate as of March 31, 2021 is 0.111%.
The 3-Month US LIBOR rate as of March 31, 2021 is 0.194%.
The 6-Month US LIBOR rate as of March 31, 2021 is 0.205%.